RELATED PARTY TRANSACTIONS - Financial Exposure (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 ARS ($) individual company Counterparty	Dec. 31, 2018 ARS ($) individual company Counterparty
Disclosure of transactions between related parties [line items]
Aggregate financial exposure	$ 963,016	$ 1,204,789
Number of recipient related parties | Counterparty	70	75
Average total financial exposure	$ 13,757	$ 21,378
Single largest financial exposure	$ 823,172	$ 1,131,380
Individuals [member]
Disclosure of transactions between related parties [line items]
Number of recipient related parties | individual	63	68
Companies [member]
Disclosure of transactions between related parties [line items]
Number of recipient related parties | company	7	7